Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2016	$3,334
2017	3,246
2018	4,775
2019	5,080
2020	4,333
Thereafter	35,767

$56,535